Note 5 - Vessels, Net	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Property, Plant, and Equipment [Text Block]
5.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2024	326,454,863	(58,828,708)	267,626,155
- Depreciation for the year	-	(26,367,517)	(26,367,517)
- Sale of vessel	(4,950,746)	931,410	(4,019,336)
- Newbuilding vessels delivered during the year	202,844,914	-	202,844,914
- Vessel improvements	3,302,682	-	3,302,682
Balance, December 31, 2024	527,651,713	(84,264,815)	443,386,898
- Depreciation for the year	-	(28,612,080)	(28,612,080)
- Sale of vessels	(65,765,644)	23,343,820	(42,421,824)
- Newbuilding vessels delivered during the year	94,440,687	-	94,440,687
- Vessel improvements	2,704,838	-	2,704,838
- Vessels contributed to spin-off (Note 1)	(9,808,854)	6,223,827	(3,585,027)
Balance, December 31, 2025	549,222,740	(83,309,248)	465,913,492

During the year ended December 31, 2024, one vessel completed the installation of Water Ballast Treatment system for a total cost of $0.3 million. The Company also spent another $2.4 million retrofitting three vessels with a number of energy saving devices aiming to improve their efficiency and another $0.6 million installing smart monitoring systems and power limitation systems onboard certain of the Company’s vessels. For the year ended December 31, 2025, the Company spent $1.5 million retrofitting one vessel with a number of energy saving devices aiming to improve its efficiency and another $1.2 million installing smart monitoring systems and power limitation systems onboard certain of the Company’s vessels. All these installations qualified as vessel improvements and were therefore capitalized.

Vessels acquired / delivered

During 2024, the Company took delivery of five newbuilding vessels (see Note 4). The total cost for the construction of these vessels amounts to $202,844,914 and is presented within "Vessels, net" in the consolidated balance sheet.

During 2025, the Company took delivery of two newbuilding vessels (see Note 4). The total cost for the construction of these vessels amounts to $94,440,687 and is presented within "Vessels, net" in the consolidated balance sheet.

Sale of vessels

The Company considers the potential sale of its vessels, for scrap or further trading, depending on a vessel’s age, any additional capital expenditures required, the expected revenues from continuing to own the vessel and the overall market prospects.

On March 27, 2024, Gregos Shipping Ltd. Signed a memorandum of agreement to sell M/V “EM Astoria”, a 35,600 DWT / 2,788 TEU 2004-built feeder container carrier, at a gross price of $10.0 million, following a strategy of disposing older vessels when more favorable sale opportunities arise. The vessel was delivered to her new owners on June 26, 2024. The gain on the sale of the vessel was $5.7 million and is presented in “Net gain on sale of vessel” line in the consolidated statement of operations for the year ended December 31, 2024.

On January 10, 2025, the Company entered into a memorandum of agreement to sell M/V “Diamantis”, a 30,360 DWT / 2,008 TEU 1998-built feeder container carrier, for further trading, at a gross price of $13.2 million, following a strategy of disposing older vessels and renewing its fleet. The vessel was delivered to her new owners on January 15, 2025. The gain on the sale of the vessel is $10.2 million and is presented in the “Net gain on sale of vessels” line in the consolidated statement of operations for the year ended December 31, 2025.

On May 14, 2025, Marcos Shipping Ltd. signed a memorandum of agreement to sell M/V “Marcos V”, a 72,968 DWT / 6,350 TEU 2005-built intermediate container carrier, for further trading, at a gross price of $50.0 million, following a strategy of disposing older vessels and renewing its fleet. The vessel was delivered to her new owners on October 20, 2025. The gain on the sale of the vessel is $9.2 million and is presented in the “Net gain on sale of vessels” line in the consolidated statement of operations for the year ended December 31, 2025.

Impairment analysis

In light of the prevailing conditions in the shipping industry, as of December 31, 2024, the Company performed the analysis of the future undiscounted net operating cash flows for those operating vessels whose carrying values were above their respective market values and determined that the net book value of its vessels held for use was recoverable. As of December 31, 2025, there were no indications of impairment for any of Company’s vessels and no impairment was recorded during the year ended December 31, 2025.

As of December 31, 2025, twelve of the Company’s vessels with a carrying value of $349.5 million were subject to first-priority mortgages as collateral under the Company’s loan agreements (Note 9). Title of ownership is held by the relevant lender for another vessel with a carrying value of $43.7 million to secure the relevant sale and lease back financing transaction (Note 9). Eight of the Company’s vessels, M/V “EM Hydra”, M/V “EM Kea”, M/V “EM Spetses”, M/V “Evridiki”, M/V “EM Corfu”, M/V “Jonathan P”, M/V “Rena P” and M/V “Emmanuel P” are unencumbered.